Investment Objectives and Goals	Apr. 30, 2026
Defiance Quantum ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Quantum ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Quantum ETF (the “Fund” or the “Quantum ETF”) seeks to track the total return performance, before fees and expenses, of the BlueStar® Quantum Computing and Machine Learning Index (the “Index”).
Defiance Connective Technologies ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Connective Technologies ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Defiance Connective Technologies ETF (the “Fund” or the “Connective ETF”) seeks to track the total return performance, before fees and expenses, of the BlueStar® Connective Technologies Index (the “Index”).
Defiance Drone and Modern Warfare ETF
Prospectus [Line Items]
Risk/Return [Heading]	Defiance Drone and Modern Warfare ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Defiance Drone and Modern Warfare ETF (the “Fund” or the “Drone ETF”) seeks to track the total return performance, before fees and expenses, of the BITA Drone & Modern Warfare Select Index (the “Index”).